RISK MANAGEMENT (Details 21) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Interest Rate Variation Of Minus 5 Percentage [Member] | Life [Member]
IfrsStatementLineItems [Line Items]
Increases in the insurance liabilities	R$ 22,319,470
Interest Rate Variation Of Minus 5 Percentage [Member] | Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Increases in the insurance liabilities	304,289,046
Interest Rate Variation Of Plus 5 Percentage [Member] | Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Increases in the insurance liabilities	304,400,582
Interest Rate Variation Of Plus 0. 002 Percentage [Member] | Life [Member]
IfrsStatementLineItems [Line Items]
Increases in the insurance liabilities	22,298,444
Interest Rate Variation Of Plus 0. 002 Percentage [Member] | Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Increases in the insurance liabilities	R$ 304,502,134